Notes payable - Schedule of carrying values and fair values of notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying Value
Notes payable
Debt, fair value	$ 554,723	$ 579,403
Fair Value
Notes payable
Debt, fair value	$ 546,068	$ 560,171